Other current receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Other Current Receivables	Other current receivables are analysed as follows:

	31/12/24	31/12/23
VAT	2,408	2,091
Receivables from National Institute for Social Security	4,615	4,446
Other	3,595	5,681
Total	10,618	12,218